13 Impairment testing (Details) - Midatech Pharma (Wales) Limited [Member] - Cash-Generating Units [Member] - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ImpairmentTestingLineItems [Line Items]
IPRD carrying amount	£ 9,300	£ 9,300	£ 9,300
Goodwill carrying amount	£ 2,291	£ 2,291	£ 2,291
Valuation Basis	Value in use